UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     December 31, 2006

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total (Thousands):   $102,640

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM		68243Q106 1203	  195366    SH	     Sole		  195366
Alliance Data Systems Corporat	COM		018581108 5438	  87047	    SH	     Sole		  34064		  52983
"Altus Pharmaceuticals, Inc."	COM		02216N105 270	  14322	    SH	     Sole		  10097		  4225
"Amazon.com, Inc."		COM		023135106 661	  16754	    SH	     Sole		  16754
Amdocs Ltd.			COM		G02602103 2781	  71756	    SH	     Sole		  68900		  2856
"Anesiva, Inc."			COM		03460L100 104	  14950	    SH	     Sole		  3600		  11350
Arch Capital Group Ltd.		COM		G0450A105 2743	  40568	    SH	     Sole		  40568
"At Road, Inc."			COM		04648K105 474	  64910	    SH	     Sole		  64910
"Atheros Communications, Inc."	COM		04743P108 475	  22272	    SH	     Sole		  18733		  3539
Atmel Corp.			COM		049513104 169	  28000	    SH	     Sole				  28000
Avocent Corporation 		COM		053893103 1302	  38455	    SH	     Sole		  38455
"Cogent Communications Group, I"COM		19239V302 2069	  127586    SH	     Sole		  101280	  26306
Coley Pharmaceutical Group	COM		19388P106 720	  74301	    SH	     Sole		  1000		  73301
"Crosstex Energy, Inc."		COM		22765Y104 2425	  76510	    SH	     Sole		  76510
"DeCODE genetics, Inc."		COM		243586104 154	  33962	    SH	     Sole		  31215		  2747
Du Pont 			COM		263534109 309	  6350	    SH	     Sole				  6350
"EBay, Inc."			COM		278642103 21353	  710100    SH	     Sole		  695000	  15100
Exact Sciences Corporation	COM		30063P105 40	  14268	    SH	     Sole		  7200		  7068
FiberTower Corp. 		COM		31567R100 482	  82034	    SH	     Sole		  69611		  12423
"Foundation Coal Holdings, Inc."COM		35039W100 8903	  280323    SH	     Sole		  74459		  205864
"Google, Inc. - Cl A "		COM		38259P508 10836	  23531	    SH	     Sole		  22378		  1153
HewlettPackard			COM		428236103 533	  12929	    SH	     Sole				  12929
Hittite Microwave Corporation	COM		43365Y104 1043	  32276	    SH	     Sole		  18323		  13953
"Hornbeck Offshore Services, In"COM		440543106 292	  8182	    SH	     Sole		  8182
IRobot Corporation		COM		462726100 975	  54003	    SH	     Sole				  54003
"Ikanos Communications, Inc."	COM		45173E105 638	  73369	    SH	     Sole		  73369
Internap Network Services Corp	COM		45885A300 1132	  56946	    SH	     Sole		  39238		  17708
Juniper Networks 		COM		48203R104 3475	  183449    SH	     Sole		  173381	  10068
"Keryx Biopharmaceuticals, Inc."COM		492515101 1439	  108200    SH	     Sole		  1800		  106400
Linear Technology Corp.		COM		535678106 1528	  50400	    SH	     Sole		  21400		  29000
"LoopNet, Inc."			COM		543524300 504	  33638	    SH	     Sole		  16819		  16819
"Microchip Technology, Inc."	COM		595017104 2714	  83000	    SH	     Sole		  83000
Microsoft Corp.			COM		594918104 328	  11000	    SH	     Sole				  11000
"Netflix, Inc."			COM		64110L106 528	  20400	    SH	     Sole		  14700		  5700
"Neustar, Inc. Class A"		COM		64126X201 1466	  45200	    SH	     Sole		  1000		  44200
"Northstar Neuroscience, Inc."	COM		66704V101 278	  19340	    SH	     Sole		  19340
"Nuvasive, Inc."		COM		670704105 293	  12678	    SH	     Sole		  12678
"Oil States International, Inc."COM		678026105 355	  11027	    SH	     Sole		  11027
Packaging Corporation of Ameri	COM		695156109 1745	  78945	    SH	     Sole		  67090		  11855
Plains Exploration & Productio	COM		726505100 1390	  29251	    SH	     Sole		  29251
Positron Corp.			COM		737397125 50	  489642    SH	     Sole				  489642
"SAVVIS, Inc."			COM		805423308 3576	  100133    SH	     Sole		  41317		  58816
STATS ChipPAC Ltd. - ADR	COM		85771T104 908	  118175    SH	     Sole		  118175
"Salesforce.com, Inc."		COM		79466L302 1854	  50851	    SH	     Sole		  46000		  4851
Seagate Technology 		COM		G7945J104 1487	  56096	    SH	     Sole		  56096
"SigmaTel, Inc."		COM		82661W107 66	  14970	    SH	     Sole		  8270		  6700
"Silicon Laboratories, Inc."	COM		826919102 2495	  72000	    SH	     Sole		  70600		  1400
SkillSoft PLC			COM		830928107 66	  10650	    SH	     Sole		  10650
Skyepharma Plc. (ADR shares)	COM		830808101 908	  175876    SH	     Sole				  175876
"Somaxon Pharmaceuticals, Inc."	COM		834453102 161	  11341	    SH	     Sole		  11341
Sprint Nextel Corporation	COM		852061100 1197	  63375	    SH	     Sole		  63375
"SuperGen, Inc."		COM		868059106 254	  50009	    SH	     Sole				  50009
Tempur-Pedic International Inc	COM		88023U101 648	  31669	    SH	     Sole		  26052		  5617
"VeriSign, Inc."		COM		92343E102 1343	  55861	    SH	     Sole		  37041		  18820
"Xenoport, Inc."		COM		98411C100 1273	  51861	    SH	     Sole		  1200		  50661
"YaHoo!, Inc."			COM		984332106 2787	  109120    SH	     Sole		  103120          6000
